Employee benefits (Tables)	12 Months Ended
Dec. 31, 2018
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Schedule of Employee Benefits

Employee benefits as of December 31, 2018 and 2017 are as follows:

	December 31, 2018	December 31, 2017

Defined benefit plan	$144,862	$174,346
Other benefits Short term	9,084	—
Other benefits Long term	802	—

Total	$154,748	$174,346

Current	$44,663	$38,706
Non – current	110,085	135,640

Total	$154,748	$174,346

Schedule of Fixed Number of Beneficiaries

Both plans have been closed to new participants, and therefore there are a fixed number of beneficiaries covered under these plans as of December 31, 2018 and 2017.

	December 31, 2018	December 31, 2017

Fair value of plan assets	$(178,594)	$(189,697)
Present value of the obligation	323,456	364,043

Total employee benefit liability	$144,862	$174,346

Schedule of Components of Net Benefit Expense

The following table summarizes the components of net benefit expense recognized in the consolidated statement of comprehensive income and the funded status and amounts recognized in the consolidated statement of financial position for the respective plans:

Net benefit expense – year ended December 31, 2018 (recognized in Salaries, wages and benefits)	Defined benefit plan	Other benefits

Current service cost	$1,094	$2,353
Interest cost on net benefit obligation	17,375	3,706
Interest income on plan assets	(11,699)	—

Net Cost	$6,770	$6,059

Net benefit expense – year ended December 31, 2017 (recognized in Salaries, wages and benefits)	Defined benefit plan	Other benefits

Current service cost	$1,207	$1,982
Interest cost on net benefit obligation	18,490	3,984
Interest income on plan assets	(12,615)	—

Net Cost	$7,082	$5,966

Summary of Changes in Present Value of Defined Benefit Obligation

Changes in the present value of defined benefit obligation as of December 31, 2018 are as follows:

	Defined benefit Obligation	Other benefits	Total

Benefit obligation as of December 31, 2017	300,773	63,270	364,043
Period cost	18,469	6,059	24,528
Benefits paid by employer	(29,879)	(3,188)	(33,067)
Remeasurements of defined benefit liability	850	(6,172)	(5,322)
Other current	—	(342)	(342)
Exchange differences	(21,727)	(4,657)	(26,384)

Benefit obligation as of December 31, 2018	268,486	54,970	323,456
Fair value of plan assets	(178,594)	—	(178,594)

Total employee benefit liability	89,892	54,970	144,862

Current	32,205	3,374	35,579
Non–current	57,687	51,596	109,283

Total	89,892	54,970	144,862

Changes in the present value of defined benefit obligation as of December 31, 2017 are as follows:

	Defined benefit Obligation	Other benefits	Total

Benefit obligation as of December 31, 2016	$265,928	$54,962	$320,890
Period cost	19,697	5,966	25,663
Benefits paid by employer	(20,058)	(2,398)	(22,456)

	Defined benefit Obligation	Other benefits	Total
Remeasurements of defined benefit liability	34,848	4,572	39,420
Other OCI	(1,215)	—	(1,215)
Exchange differences	1,573	168	1,741

Benefit obligation as of December 31, 2017	300,773	63,270	364,043
Fair value of plan assets	(189,697)	—	(189,697)

Total employee benefit liability	$111,076	$63,270	$174,346

Current	$34,141	$4,565	$38,706
Non–current	76,935	58,705	135,640

Total	$111,076	$63,270	$174,346

Schedule of Fair Value of Plan Assets

Changes in the fair value of plan assets are as follows:

Defined benefit plan

Fair value of assets at December 31, 2017	189,697
Interest income on plan assets	11,699
Remeasurement of interest assumptions	(14,361)
Employer contributions	31,871
Benefits paid	(26,268)
Exchange differences	(14,044)

Fair value of plan assets at December 31, 2018	178,594

Changes in the fair value of plan assets are as follows:

Defined benefit plan

Fair value of assets at December 31, 2016	$165,740
Interest income on plan assets	12,615
Remeasurament of interest assumptions	6,568
Employer contributions	23,522
Benefits paid	(17,460)
Adjustment in plan asset performance	(1,896)
Exchange differences	608

Fair value of assets at December 31, 2017	$189,697

Schedule of Other Comprehensive Income

	December 31, 2018	December 31, 2017	December 31, 2016
Actuarial gains recognized in other comprehensive income	$5,322	$(38,205)	$2,383
Return on plan assets adjustment	(14,361)	4,672	1,711
Adjustments for translation	—	148	—

Amount recognized in other comprehensive income	$(9,039)	$(33,385)	$4,094

Schedule of Determining Pension and Post-employment Medical Benefit

The principal assumptions (inflation–adjusted) that are used in determining pension and post–employment medical benefit obligations for the Group’s plans are shown below:

	December 31, 2018	December 31, 2017
Discount rate on all plans	7.25%	6.75%
Price inflation	3.00%	3.09%
Future salary increase
Pilots	4.00%	4.00%
Cabin crew	4.00%	4.00%
Other employees	4.00%	4.00%
Future pension increase	3.18%	3.18%
Healthcare cost increase	4.50%	4.50%
Ticket cost increase	3.00%	3.00%
Education cost increase	3.00%	3.00%

Schedule of Categories of Plan Assets as a Percentage of Fair Value

The major categories of plan assets as a percentage of the fair value of the total plan assets are as follows:

	December 31, 2018	December 31, 2017
Equity securities	31.00%	22.04%
Debt securities	21.00%	33.73%
Domestic Corporate bonds	32.00%	35.30%
Foreign government/corporate bonds	10.00%	6.61%
Other	6.00%	2.30%

Summary of Expected Payments or Contributions to Defined Benefit Plan

The following are the expected payments or contributions to the defined Benefit plan in future years:

	December 31, 2018	December 31, 2017
Year 1	$26,773	$39,074
Year 2	24,798	23,733
Year 3	24,309	24,285
Year 4	24,781	23,705
Year 5	25,626	24,699
Next 5 years	132,969	127,940

	$259,256	$263,436

Schedule of Change in the Respective Assumptions

The following table summarizes how the impact on the defined benefit obligation at the end of the reporting period would have increased (decreased) as a result of a change in the respective assumptions:

	0.5% increase	0.5% decrease
Discount rate	(15,675)	17,226
Pension increase	14,100	(12,978)
Mortality table	(7,096)	17,533

Schedule of Award

A summary of the terms of the awards excluding the 1,840,000 New Awards is as follows:

Vesting dates	Percentage vesting	Redemption period
March 15, 2013	25%	From March 16, 2013 through March 15, 2018
March 15, 2014	25%	From March 16, 2014 through March 15, 2019
March 15, 2015	25%	From March 16, 2015 through March 15, 2020
March 15, 2016	25%	From March 16, 2016 through March 15, 2021

A summary of the terms of the 1,840,000 New Awards is as follows:

Vesting dates	Percentage vesting	Redemption period
November 6, 2014	25%	From November 7, 2014 through November 6, 2019
November 6, 2015	25%	From November 7, 2015 through November 6, 2020
November 6, 2016	25%	From November 7, 2016 through November 6, 2021
November 6, 2017	25%	From November 7, 2017 through November 6, 2022